Assets held for sale	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale

28. Assets held for sale

	2024 £m	2023 £m
Property, plant and equipment	3	60
Other	–	16
	3	76
Non-current assets and disposal groups are transferred to assets held for sale when it is expected that their carrying amounts will be recovered principally through disposal and a sale is considered highly probable. They are held at the lower of carrying amount and fair value less costs to sell.